Consolidated Balance Sheets - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash	$ 19,420,062		$ 29,687,944			$ 8,760,462
Prepaid expenses and other current assets	1,223,399		1,716,057			1,816
Total Assets	20,643,461		31,404,001			8,762,278
Liabilities
Accounts payable	2,553,225		509,583			1,008,046
Accrued expenses and other current liabilities	1,924,157		1,835,228			324,697
Total current liabilities	4,477,382		2,344,811			1,332,743
Warrant liabilities	105,699		372,730			1,963,785
Total Liabilities	4,583,081		2,717,541			3,296,528
Commitments and contingencies (Note 8)
Stockholders' equity
Common stock, par value of $0.0001; 115,000,000 shares authorized; 15,133,286 and 14,433,286 shares issued and outstanding as of June 30, 2022, and December 31, 2021, respectively	1,513		1,443			923
Additional paid-in capital	95,596,548		95,516,986			63,774,920
Accumulated deficit	(79,537,681)		(66,831,969)			(58,310,093)
Total stockholders' equity	16,060,380	$ 21,361,208	28,686,460	$ 34,520,972	$ 4,516,450	5,465,750	$ (6,811,430)
Total Liabilities and Stockholders' Equity	$ 20,643,461		$ 31,404,001			$ 8,762,278